Schedule of Investments (unaudited)	iShares® MSCI France ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 7.1%
Airbus SE(a)	234,871	$30,475,900
Dassault Aviation SA	1,001	1,252,072
Safran SA	136,498	20,347,162
Thales SA	42,617	4,351,097
		56,426,231
Auto Components — 2.0%
Cie. Generale des Etablissements Michelin SCA	67,518	10,335,791
Faurecia SE(a)	47,084	2,533,303
Valeo SA	91,054	2,963,085
		15,832,179
Automobiles — 0.4%
Renault SA(a)	77,027	3,169,200

Banks — 6.0%
BNP Paribas SA	449,212	30,581,089
Credit Agricole SA	467,328	6,947,614
Societe Generale SA	323,765	10,348,873
		47,877,576
Beverages — 2.5%
Pernod Ricard SA	83,675	18,366,257
Remy Cointreau SA	9,151	1,906,342
		20,272,599
Building Products — 1.7%
Cie. de Saint-Gobain(a)	201,987	13,480,058

Capital Markets — 0.5%
Amundi SA(b)	24,287	2,151,635
Natixis SA(a)	374,986	1,852,223
		4,003,858
Chemicals — 4.4%
Air Liquide SA	189,172	32,061,090
Arkema SA	24,642	3,234,865
		35,295,955
Construction & Engineering — 3.9%
Bouygues SA	90,744	3,689,053
Eiffage SA	33,302	3,664,807
Vinci SA	212,609	24,043,657
		31,397,517
Diversified Financial Services — 0.4%
Eurazeo SE	15,920	1,417,188
Wendel SE	10,681	1,486,043
		2,903,231
Diversified Telecommunication Services — 1.4%
Iliad SA	5,880	973,302
Orange SA	795,041	10,081,876
		11,055,178
Electric Utilities — 0.3%
Electricite de France SA	189,023	2,632,081

Electrical Equipment — 5.6%
Legrand SA	106,588	11,128,716
Schneider Electric SE	215,143	33,922,260
		45,050,976
Entertainment — 1.9%
Bollore SA	349,100	1,816,368
Ubisoft Entertainment SA(a)	36,752	2,675,873

Security	Shares	Value

Entertainment (continued)
Vivendi SE	286,451	$10,369,601
		14,861,842
Equity Real Estate Investment Trusts (REITs) — 1.5%
Covivio	20,852	1,958,875
Gecina SA	18,398	2,925,099
Klepierre SA	81,999	2,360,463
Unibail-Rodamco-Westfield(a)(c)	50,002	4,342,005
		11,586,442
Food & Staples Retailing — 0.6%
Carrefour SA	244,626	4,983,429

Food Products — 2.3%
Danone SA	260,504	18,519,121

Health Care Equipment & Supplies — 0.2%
BioMerieux	16,482	1,888,407

Health Care Providers & Services — 0.3%
Orpea SA(a)	20,582	2,569,433

Hotels, Restaurants & Leisure — 1.0%
Accor SA(a)	68,049	2,721,553
La Francaise des Jeux SAEM(b)	37,815	2,144,559
Sodexo SA(a)	35,132	3,388,900
		8,255,012
Household Durables — 0.3%
SEB SA	10,955	2,032,869

Insurance — 3.1%
AXA SA	772,654	21,297,375
CNP Assurances	68,223	1,233,124
SCOR SE(a)	63,537	2,061,387
		24,591,886
IT Services — 3.6%
Atos SE(c)	39,813	2,657,639
Capgemini SE	63,974	11,891,095
Edenred	98,330	5,326,631
Worldline SA(a)(b)	94,697	9,024,892
		28,900,257
Life Sciences Tools & Services — 1.3%
Eurofins Scientific SE(a)	53,260	5,731,391
Sartorius Stedim Biotech	11,075	4,781,745
		10,513,136
Machinery — 0.8%
Alstom SA(a)	111,387	6,236,591

Media — 0.8%
Publicis Groupe SA	88,832	6,004,701

Metals & Mining — 1.2%
ArcelorMittal SA(a)	286,934	9,420,221

Multi-Utilities — 2.6%
Engie SA	728,431	10,783,035
Suez SA	138,530	3,369,918
Veolia Environnement SA	214,758	6,724,334
		20,877,287
Oil, Gas & Consumable Fuels — 5.8%
TOTAL SE	997,750	46,243,024

Schedule of Investments (unaudited) (continued)	iShares® MSCI France ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 5.7%
L’Oreal SA	100,614	$45,151,493

Pharmaceuticals — 6.2%
Ipsen SA	14,935	1,506,585
Sanofi	452,509	47,870,486
		49,377,071
Professional Services — 1.6%
Bureau Veritas SA(a)	117,571	3,605,012
Teleperformance	23,405	8,970,368
		12,575,380
Semiconductors & Semiconductor Equipment — 1.3%
STMicroelectronics NV	272,734	10,176,929

Software — 1.5%
Dassault Systemes SE	52,834	12,103,081

Textiles, Apparel & Luxury Goods — 19.2%
EssilorLuxottica SA	113,959	19,689,389
Hermes International	12,648	17,752,662
Kering SA	29,957	27,416,229
LVMH Moet Hennessy Louis Vuitton SE	110,870	88,295,840
		153,154,120
Transportation Infrastructure — 0.6%
Aeroports de Paris(a)	11,768	1,624,044
Getlink SE	176,724	2,818,324
		4,442,368
Total Common Stocks — 99.6%
(Cost: $756,218,277)		793,860,739
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,0.06%(d)(e)(f)	1,139,856	$1,140,540
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	400,000	400,000
		1,540,540
Total Short-Term Investments — 0.2%
(Cost: $1,540,519)		1,540,540

Total Investments in Securities — 99.8%
(Cost: $757,758,796)		795,401,279

Other Assets, Less Liabilities — 0.2%		1,963,807

Net Assets—100.0%		$797,365,086

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,568,912	$—	$(7,423,885	)(a)	$(5,278)	$791	$1,140,540	1,139,856	$103,088	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	529,000	—	(129,000	)(a)	—	—	400,000	400,000	175		—
					$(5,278)	$791	$1,540,540		$103,263		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	31	06/18/21	$2,433	$23,520

Schedule of Investments (unaudited) (continued)	iShares® MSCI France ETF
May 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$793,860,739	$—	$793,860,739
Money Market Funds	1,540,540	—	—	1,540,540
	$1,540,540	$793,860,739	$—	$795,401,279
Derivative financial instruments(a)
Assets
Futures Contracts	$23,520	$—	$—	$23,520

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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